MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 28, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    MONEY MARKET OBLIGATIONS TRUST ("Trust")
              Trust for U.S. Treasury Obligations;
              Federated Master Trust;
              Trust for Short-Term U.S. Government Securities;
              Trust for Government Cash Reserves;
              Federated Short-Term U.S. Government Trust;
              Liquid Cash Trust; and
              Automated Government Money Trust ("Portfolios")
              1933 Act File No. 33-31602
              1940 Act File No. 811-5950

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information of the Portfolios dated April 28, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on April 26, 1999.


         If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                    Very truly yours,


                                    /s/ Gail Cagney
                                   Gail Cagney
                                   Assistant Secretary